Related Party Transactions		3 Months Ended	12 Months Ended
	Dec. 31, 2024	Mar. 31, 2025	Dec. 31, 2024
Related Party Transactions [Line Items]
RELATED PARTY TRANSACTIONS

NOTE 3. RELATED PARTY TRANSACTIONS

On December 30, 2024, the Company issued 500 shares of common stock to Colombier II and GrabAGun, respectively, for a consideration of $50, respectively. As of December 31, 2024, $100 related to the issuances of the common stock was unpaid and is reflected within the accompanying consolidated balance sheet as a stock subscription receivable.

On December 30, 2024, the Company formed Gauge II Merger Sub LLC and was issued 1,000 shares for consideration of $100, which represents 100% ownership of Gauge II Merger Sub LLC.

NOTE 3. RELATED PARTY TRANSACTIONS

On December 30, 2024, the Company issued 500 shares of common stock to Colombier II and GrabAGun, respectively, for a consideration of $50, respectively. As of March 31, 2025 and December 31, 2024, $100 related to the issuances of the common stock was unpaid and is reflected within the accompanying condensed consolidated balance sheets as a stock subscription receivable.

On December 30, 2024, the Company formed Gauge II Merger Sub LLC and was issued 1,000 shares for consideration of $100, which represents 100% ownership of Gauge II Merger Sub LLC.

On February 4, 2025, Gauge II Merger Sub Corp. was formed. The Company received 1 share of Gauge II Merger Sub Corp. for a consideration of $1.

As of March 31, 2025 and December 31, 2025, $6,452 and $0, respectively, were paid by a related party to cover certain expenses and are reflected as a due to related party in the accompanying condensed consolidated balance sheets.

COLOMBIER ACQUISITION CORP. II [Member]
Related Party Transactions [Line Items]
RELATED PARTY TRANSACTIONS

NOTE 5 — RELATED PARTY TRANSACTIONS

Founder Shares

On September 27, 2023, the Sponsor paid $25,000 to cover certain offering costs of the Company in consideration for 3,737,500 Class B Ordinary Shares (as defined in Note 7) (the “Founder Shares”). On November 20, 2023, the Company effected a share capitalization in the form of a share dividend of approximately 0.15384615 fully paid Class B Ordinary Shares for each Class B Ordinary Share in issue, resulting in the Sponsor holding an aggregate of 4,312,500 Founder Shares. The Founder Shares included an aggregate of up to 562,500 Class B Ordinary Shares that were subject to forfeiture depending on the extent to which the underwriters’ over-allotment option was exercised, so that the number of Founder Shares would equal, on an as-converted basis, approximately 20% of the Company’s issued and outstanding Ordinary Shares after the Initial Public Offering (excluding any Public Shares purchased by the Sponsor in the Initial Public Offering). On November 24, 2023, as a result of the underwriters’ election to partially exercise their over-allotment option and their decision to forfeit the remaining option, 62,500 Founder Shares were forfeited resulting in the Sponsor holding 4,250,000 Founder Shares. The remaining Founder Shares are no longer subject to forfeiture.

On November 17, 2023, the Sponsor awarded equity incentives in connection with services to the Sponsor and/or the Company. The equity incentives represent the Founder Shares owned by the Sponsor as of November 17, 2023, the date of issuance. The equity incentives to the Management and the Company’s directors are in the scope of ASC 718. Under ASC 718, share-based compensation associated with equity-classified awards is measured at fair value upon the grant date. The fair value of the 1,459,000 Founder Shares granted to the Company’s directors and members of Management was $3,603,730 or $2.47 per share. The Founders Shares were granted subject to a performance condition (i.e., the occurrence of a Business Combination). Compensation expense related to the Founders Shares is recognized only when the performance condition is probable of occurrence under the applicable accounting literature in this circumstance. As of March 31, 2025, the Company determined that a Business Combination is not considered probable, and, therefore, no share-based compensation expense has been recognized. The fair value was determined using a Probability-Weighted Expected Return Method, discounted for lack of marketability, with a volatility of 3.8%, risk-free rate of 4.89% and an implied discount for lack of marketability of 1.25% as of the valuation date of November 17, 2023.

The Sponsor has agreed not to transfer, assign or sell any of the Founder Shares (except to certain permitted transferees as disclosed herein) until the earlier of: (i) six months following the consummation of a Business Combination; or (ii) subsequent to the consummation of a Business Combination, the date on which the Company consummates a transaction that results in all of its shareholders having the right to exchange their shares for cash, securities, or other property.

Promissory Note — Related Party

On September 27, 2023, the Sponsor agreed to loan the Company an aggregate of up to $300,000 to cover expenses related to the Initial Public Offering pursuant to a promissory note (the “IPO Promissory Note”). This loan is non-interest bearing and was payable on the earlier of December 31, 2024, or the date on which the Company consummates the Initial Public Offering. The outstanding balance of $196,319 was repaid at the closing of the Initial Public Offering on November 24, 2023, and borrowings under the IPO Promissory Note are no longer available.

Administrative Support Agreements

The Company entered into an agreement, commencing on November 20, 2023, through the earlier of the Company’s consummation of a Business Combination and its liquidation, pursuant to which the Company pays an affiliate of the Sponsor a total of $10,000 per month for office space, secretarial and administrative services provided to members of Management (the “Administrative Services Agreement”). For the three months ended March 31, 2025, the Company paid $40,000 in connection with the Administrative Services Agreement, of which $30,000 is reflected in general and administrative expenses in the accompanying statements of operations and $10,000 is reflected in prepaid expenses on the accompanying condensed balance sheets to be applied to 2025 Administrative Services Agreement fees. For the three months ended March 31, 2024, the Company paid $30,000 in connection with such agreement and is reflected in general and administrative expenses in the accompanying unaudited condensed statement of operations.

In addition, the Company also entered into an agreement, commencing on November 20, 2023, through the earlier of the Company’s consummation of a Business Combination and its liquidation, pursuant to which the Company pays an affiliate of the Sponsor, $60,000 per month for the services of the Chief Executive Officer, Chief Financial Officer, Chief Investment Officer, and Chief Operating Officer (the “Services and Indemnification Agreement”). For the three months ended March 31, 2025, the Company paid $240,000 in connection with the Services and Indemnification Agreement, of which $180,000 is reflected in general and administrative expenses in the accompanying unaudited condensed statements of operations and $60,000 is reflected in prepaid expenses on the accompanying unaudited condensed balance sheets to be applied to 2025 Services and Indemnification Agreement fees. For the three months ended March 31, 2024, the Company paid $180,000 in connection with such agreement and is reflected in general and administrative expenses in the accompanying unaudited condensed statement of operations.

Related Party Loans

In order to finance transaction costs in connection with the initial Business Combination, the Sponsor or an affiliate of the Sponsor or certain of the Company’s officers and directors may, but are not obligated to, loan the Company Working Capital Loans as may be required on a non-interest bearing basis. If the Company completes the initial Business Combination, the Company will repay such Working Capital Loans. In the event that the initial

Business Combination does not close, the Company may use a portion of the working capital held outside the Trust Account to repay such Working Capital Loans, but no proceeds from the Trust Account would be used for such repayment. Up to $1,500,000 of such Working Capital Loans may be convertible into warrants, at a price of $1.00 per warrant at the option of the lender, upon consummation of the initial Business Combination. The warrants would be identical to the Private Placement Warrants. Other than as set forth above, the terms of such loans by the Company’s officers and directors, if any, have not been determined and no written agreements exist with respect to such Working Capital Loans. There are no Working Capital Loans outstanding as of March 31, 2025 and December 31, 2024.

NOTE 5 — RELATED PARTY TRANSACTIONS

Founder Shares

On September 27, 2023, the Sponsor paid $25,000 to cover certain offering costs of the Company in consideration for 3,737,500 Class B Ordinary Shares (as defined in Note 7) (the “Founder Shares”). On November 20, 2023, the Company effected a share capitalization in the form of a share dividend of approximately 0.15384615 fully paid Class B Ordinary Shares for each Class B Ordinary Share in issue, resulting in the Sponsor holding an aggregate of 4,312,500 Founder Shares. The Founder Shares included an aggregate of up to 562,500 Class B Ordinary Shares that were subject to forfeiture depending on the extent to which the underwriters’ over-allotment option was exercised, so that the number of Founder Shares would equal, on an as-converted basis, approximately 20% of the Company’s issued and outstanding Ordinary Shares after the Initial Public Offering (excluding any Public Shares purchased by the Sponsor in the Initial Public Offering). On November 24, 2023, as a result of the underwriters’ election to partially exercise their over-allotment option and their decision to forfeit the remaining option, 62,500 Founder Shares were forfeited resulting in the Sponsor holding 4,250,000 Founder Shares. The remaining Founder Shares are no longer subject to forfeiture.

On November 17, 2023, the Sponsor awarded equity incentives in connection with services to the Sponsor and/or the Company. The equity incentives represent the Founder Shares owned by the Sponsor as of November 17, 2023, the date of issuance. The equity incentives to the Management and the Company’s directors are in the scope of ASC 718. Under ASC 718, share-based compensation associated with equity-classified awards is measured at fair value upon the grant date. The fair value of the 1,459,000 Founder Shares granted to the Company’s directors and members of Management was $3,603,730 or $2.47 per share. The Founders Shares were granted subject to a performance condition (i.e., the occurrence of a Business Combination). Compensation expense related to the Founders Shares is recognized only when the performance condition is probable of occurrence under the applicable accounting literature in this circumstance. As of December 31, 2024, the Company determined that a Business Combination is not considered probable, and, therefore, no share-based compensation expense has been recognized. The fair value was determined using a Probability-Weighted Expected Return Method, discounted for lack of marketability, with a volatility of 3.8%, risk-free rate of 4.89% and an implied discount for lack of marketability of 1.25% as of the valuation date of November 17, 2023.

The Sponsor has agreed not to transfer, assign or sell any of the Founder Shares (except to certain permitted transferees as disclosed herein) until the earlier of: (i) six months following the consummation of a Business Combination; or (ii) subsequent to the consummation of a Business Combination, the date on which the Company consummates a transaction that results in all of its shareholders having the right to exchange their shares for cash, securities, or other property.

Promissory Note — Related Party

On September 27, 2023, the Sponsor agreed to loan the Company an aggregate of up to $300,000 to cover expenses related to the Initial Public Offering pursuant to a promissory note (the “IPO Promissory Note”). This loan is non-interest bearing and was payable on the earlier of December 31, 2024, or the date on which the Company consummates the Initial Public Offering. The outstanding balance of $196,319 was repaid at the closing of the Initial Public Offering on November 24, 2023, and borrowings under the IPO Promissory Note are no longer available.

Administrative Support Agreements

The Company entered into an agreement, commencing on November 20, 2023, through the earlier of the Company’s consummation of a Business Combination and its liquidation, pursuant to which the Company pays an affiliate of the Sponsor a total of $10,000 per month for office space, secretarial and administrative services provided to members of Management (the “Administrative Services Agreement”). For the year ended December 31, 2024, the Company has paid $130,000, in connection with the Administrative Services Agreement, of which $120,000 is reflected in general and administrative expenses in the accompanying statements of operations and $10,000 is reflected in prepaid expenses on the accompanying balance sheets to be applied to 2025 fees. For the period from September 27, 2023 (inception) through December 31, 2023, the Company has paid $20,000 in connection with the administrative service agreement and is reflected in general and administrative expenses in the accompanying statement of operations.

In addition, the Company also entered into an agreement, commencing on November 20, 2023, through the earlier of the Company’s consummation of a Business Combination and its liquidation, pursuant to which the Company pays an affiliate of the Sponsor, $60,000 per month for the services of the Chief Executive Officer, Chief Financial Officer,

Chief Investment Officer, and Chief Operating Officer (the “Services and Indemnification Agreement”). For the year ended December 31, 2024, the Company has paid $780,000 in connection with the Services and Indemnification Agreement, of which $720,000 is reflected in general and administrative expenses in the accompanying statements of operations and $60,000 is reflected in prepaid expenses on the accompanying balance sheets to be applied to 2025 fees. For the period from September 27, 2023 (inception) through December 31, 2023, the Company has paid $80,000 in connection with the administrative service agreement and is reflected in general and administrative expenses in the accompanying statement of operations.

Related Party Loans

In order to finance transaction costs in connection with the initial Business Combination, the Sponsor or an affiliate of the Sponsor or certain of the Company’s officers and directors may, but are not obligated to, loan the Company Working Capital Loans as may be required on a non-interest bearing basis. If the Company completes the initial Business Combination, the Company will repay such Working Capital Loans. In the event that the initial Business Combination does not close, the Company may use a portion of the working capital held outside the Trust Account to repay such Working Capital Loans, but no proceeds from the Trust Account would be used for such repayment. Up to $1,500,000 of such Working Capital Loans may be convertible into warrants, at a price of $1.00 per warrant at the option of the lender, upon consummation of the initial Business Combination. The warrants would be identical to the Private Placement Warrants. Other than as set forth above, the terms of such loans by the Company’s officers and directors, if any, have not been determined and no written agreements exist with respect to such Working Capital Loans. There are no Working Capital Loans outstanding as of December 31, 2024 and 2023.